Restructuring	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring
Note 9. Restructuring
On March 23, 2023, the Company announced a reduction in workforce of approximately
35
% of its employees and other cost saving initiatives as part of a cost reduction initiative to improve its cash runway and focus on the long-term success of the Company. Cash disbursements for expenses associated with the restructuring were substantially completed in the second quarter of 2023. Additionally, during the three months ended September 30, 2023, the Company reduced a previously recorded payroll accrual of $
1.5
 million related to expenses incurred in 2022 as management determined this payroll accrual would not be paid. The following table provides a summary related to the Company’s restructuring activity, recorded in accrued payroll on the accompanying balance sheets, as of September 30, 2023:

Employee Severance and Related Benefits
Balance at December 31, 2022	$—
Charges	430
Payments	(430)

Balance at September 30, 2023	$—